Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Borrowings [Line Items]
Short-term borrowings	1.23%	1.26%
Long-term borrowings	2.09%	1.09%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	2.40%	1.25%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	2.08%	1.04%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.09%	0.79%